Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Balance, start of period	$ (11,488)	$ (10,050)
Charged to the consolidated statement of comprehensive loss	(885)	(1,438)
Balance, end of period	(12,373)	(11,488)
Balance, start of period	7,201	10,050
Charged to the consolidated statement of comprehensive loss	(4,333)	(2,849)
Balance, end of period	2,868	7,201
Net deferred tax assets (liabilities)	(9,505)	(4,287)
Deferred Tax Liabilities Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(11,488)	(10,050)
Charged to the consolidated statement of comprehensive loss	(885)	(1,438)
Balance, end of period	(12,373)	(11,488)
Deferred Tax Assets Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	7,201	10,050
Charged to the consolidated statement of comprehensive loss	(4,333)	(2,849)
Balance, end of period	2,868	7,201
Net deferred tax assets (liabilities)	$ (9,505)	$ (4,287)